Sales and Marketing Expenses (Details) - Schedule of sales and marketing expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of sales and marketing expenses [Abstract]
Payroll and related benefits (including share-based compensation)	$ 1,036	$ 576
Consulting and professional services	215	157
Travel	126	29
Advertising and promotion expenses	60	36
Sales commissions	60	57
Others	420	208
Total	$ 1,917	$ 1,063